SECURITIES - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Schedule Of Trading Securities and Other Trading Assets [Line Items]
Loss (Gain) on sale/call of securities	$ 126,286	$ 0	$ 237,174
Impairment loss on securities	0	0	$ 0
Marketable securities	$ 170,593,273	$ 215,726,751
Number of securities percent	47.40%